Annual Total Returns - BlackRock Total Return Fund (Service) [BarChart] - Service - BlackRock Total Return Fund - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	4.30%
Annual Return 2012	9.88%
Annual Return 2013	(0.44%)
Annual Return 2014	7.81%
Annual Return 2015	0.12%
Annual Return 2016	3.23%
Annual Return 2017	3.85%
Annual Return 2018	(1.18%)
Annual Return 2019	9.49%
Annual Return 2020	8.68%